PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivables from Pre-IPO Series C-1 preferred shareholders (Note 14)		¥ 347,238	¥ 502,211
Receivables from third-party payment service providers(i)		225,449	171,788
Deposits to Institutional Funding Partners		207,429	146,881
Prepayment to inventory suppliers		61,064	26,597
Prepaid input value-added tax		19,750	44,839
Rental deposits and other current assets		62,897	52,942
Total prepaid expenses and other current assets	$ 134,365	¥ 923,827	¥ 945,258